Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities (Details Narrative) (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Business Acquisition [Line Items]
Fair value pursuant to the Mineral Property acquisition agreement	15,000	15,000	62,260	9,184,881
Pires Gold Project [Member]
Business Acquisition [Line Items]
Issued Shares	300,000	100,000	150,000
Mineral Property Interest Earned	10.00%
Fair value pursuant to the Mineral Property acquisition agreement	15,000
Fair value under the option agreement		15,000	62,260
Forgiveness of debt recorded	20,000